STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income
Interest income	$ 11,789	$ 9,113
Miscellaneous	33,106	162,575
Total income	44,895	171,688
Gain on sale of operating limited partnerships	1,022,868	3,596,277
Expenses
Fund management fee	25,141	58,455
General and administrative expenses	213,182	282,915
Professional fees	71,209	71,795
Total expenses	309,532	413,165
NET INCOME (LOSS)	758,231	3,354,800
Net income (loss) allocated to general partner	7,582	33,548
Net income (loss) allocated to limited partners	$ 750,649	$ 3,321,252
Net income (loss) per BAC	$ 0.01	$ 0.04
Series 20
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 21
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 22
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 23
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 24
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 25
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 26
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 27
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 28
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 29
Income
Interest income	$ 459	$ 691
Miscellaneous	16,876	0
Total income	17,335	691
Gain on sale of operating limited partnerships	430,628	0
Expenses
Fund management fee	0	1,512
General and administrative expenses	90,173	49,710
Professional fees	310	15,521
Total expenses	90,483	66,743
NET INCOME (LOSS)	357,480	(66,052)
Net income (loss) allocated to general partner	3,575	(661)
Net income (loss) allocated to limited partners	$ 353,905	$ (65,391)
Net income (loss) per BAC	$ 0.09	$ (0.02)
Series 30
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 31
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 32
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 33
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 34
Income
Interest income	$ 233	$ 486
Miscellaneous	0	0
Total income	233	486
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	15,492	15,492
General and administrative expenses	62,536	38,897
Professional fees	31,298	14,321
Total expenses	109,326	68,710
NET INCOME (LOSS)	(109,093)	(68,224)
Net income (loss) allocated to general partner	(1,091)	(682)
Net income (loss) allocated to limited partners	$ (108,002)	$ (67,542)
Net income (loss) per BAC	$ (0.03)	$ (0.02)
Series 35
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 36
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 37
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 38
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 39
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 40
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 41
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 42
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 43
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Total income	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Total expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 44
Income
Interest income	$ 0	$ 437
Miscellaneous	0	81,588
Total income	0	82,025
Gain on sale of operating limited partnerships	0	1,746,178
Expenses
Fund management fee	0	0
General and administrative expenses	0	72,685
Professional fees	0	298
Total expenses	0	72,983
NET INCOME (LOSS)	0	1,755,220
Net income (loss) allocated to general partner	0	17,552
Net income (loss) allocated to limited partners	$ 0	$ 1,737,668
Net income (loss) per BAC	$ 0	$ 0.65
Series 45
Income
Interest income	$ 0	$ 1,697
Miscellaneous	0	58,183
Total income	0	59,880
Gain on sale of operating limited partnerships	0	1,411,858
Expenses
Fund management fee	0	4,846
General and administrative expenses	0	81,052
Professional fees	0	20,870
Total expenses	0	106,768
NET INCOME (LOSS)	0	1,364,970
Net income (loss) allocated to general partner	0	13,650
Net income (loss) allocated to limited partners	$ 0	$ 1,351,320
Net income (loss) per BAC	$ 0	$ 0.34
Series 46
Income
Interest income	$ 11,097	$ 5,802
Miscellaneous	16,230	22,804
Total income	27,327	28,606
Gain on sale of operating limited partnerships	592,240	438,241
Expenses
Fund management fee	9,649	36,605
General and administrative expenses	60,473	40,571
Professional fees	39,601	20,785
Total expenses	109,723	97,961
NET INCOME (LOSS)	509,844	368,886
Net income (loss) allocated to general partner	5,098	3,689
Net income (loss) allocated to limited partners	$ 504,746	$ 365,197
Net income (loss) per BAC	$ 0.17	$ 0.12